UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-23319

Carlyle Tactical Private Credit Fund
(Exact Name of Registrant as Specified In Its Charter)

520 Madison Avenue
New York, New York 10022
(Address of principal executive offices) (Zip Code)

Joshua Lefkowitz, Esq.
Chief Legal Officer, Carlyle Tactical Private Credit Fund
520 Madison Avenue
New York, NY 10022
(Name and address of agent for service)

Registrant’s telephone number, including area code: (833) 677-3646

Date of fiscal year end: December 31

Date of reporting period: July 1, 2019 – June 30, 2020

Item 1. Proxy Voting Record.

FORM N-PX

ICA File Number:	811-23319

Registrant Name:	Carlyle Tactical Private Credit Fund

Reporting Period:	07/01/2019 - 06/30/2020

Carlyle Tactical Private Credit Fund

There is no proxy voting activity for the fund, as the fund did not hold any securities with respect to which it was entitled to vote during the period from July 1, 2019 to June 30, 2020.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Carlyle Tactical Private Credit Fund

By:	/s/ Brian Marcus
Brian Marcus
Principal Executive Officer

Date:	August 28, 2020